Summary of Significant Accounting Policies - Schedule of Intangible Assets, Net Estimated Useful Lives (Details)	Jun. 30, 2025
Software [Member] | Minimum [Member]
Schedule of Intangible Assets, Net Estimated Useful Lives [Line Items}
Intangible assets, estimated useful lives	2 years
Software [Member] | Maximum [Member]
Schedule of Intangible Assets, Net Estimated Useful Lives [Line Items}
Intangible assets, estimated useful lives	10 years
Membership [Member]
Schedule of Intangible Assets, Net Estimated Useful Lives [Line Items}
Intangible assets, estimated useful lives	10 years